SHAREHOLDERS' EQUITY - Schedule of stock-based compensation expense related to stock Options, RSUs and PSUs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 145.3	$ 131.4	$ 120.3
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	7.7	5.4	4.8
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	48.7	42.0	31.8
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	56.3	43.2	42.8
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 32.6	$ 40.8	$ 40.9